Interests in joint operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Schedule of joint operations	The Group’s share of the assets, liabilities, revenue and expenses of the joint operations is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	—	8,371	10,293
Gain on foreign exchange differences	—	131	127
Profit before tax	—	4,780	6,557
Profit for the year	—	4,781	6,556
Non-current assets	—	729	636
Current assets	—	3,093	3,357
Non-current liabilities	—	(9)	(13)
Current liabilities	—	(414)	(493)
Net assets (50%)	—	3,399	3,487